Debt securities in issue - Summary of maturities of debt securities in issue (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Debt securities in issue	€ 151,231	€ 142,367
More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	34,522	34,857
Fixed rate debt securities
Disclosure of financial liabilities [line items]
Debt securities in issue	112,760	107,416
Fixed rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt securities in issue	34,021	27,333
Fixed rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt securities in issue	10,392	13,085
Fixed rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt securities in issue	13,898	10,857
Fixed rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt securities in issue	12,624	13,300
Fixed rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	13,093	12,201
Fixed rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	28,731	30,640
Floating rate debt securities
Disclosure of financial liabilities [line items]
Debt securities in issue	38,472	34,951
Floating rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt securities in issue	28,774	26,262
Floating rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt securities in issue	1,761	2,821
Floating rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt securities in issue	830	1,939
Floating rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt securities in issue	1,688	117
Floating rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	913	902
Floating rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	€ 4,506	€ 2,910